BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Aug. 31, 2013
BACKGROUND AND BASIS OF PRESENTATION [Abstract]
BACKGROUND AND BASIS OF PRESENTATION
BACKGROUND AND BASIS OF PRESENTATION
Monsanto Company, along with its subsidiaries, is a leading global provider of agricultural products for farmers. Monsanto’s seeds, biotechnology trait products and herbicides provide farmers with solutions that improve productivity, reduce the costs of farming and produce better foods for consumers and better feed for animals.
Monsanto manages its business in two segments: Seeds and Genomics and Agricultural Productivity. Through the Seeds and Genomics segment, Monsanto produces leading seed brands, including DEKALB, Asgrow, Deltapine, Seminis and De Ruiter, and Monsanto develops biotechnology traits that assist farmers in controlling insects and weeds. Monsanto also provides other seed companies with genetic material and biotechnology traits for their seed brands. Through the Agricultural Productivity segment, the company manufactures Roundup and Harness brand herbicides and other herbicides. See Note 27 — Segment and Geographic Data — for further details.
In the fourth quarter of 2008, the company announced plans to divest its animal agricultural products business, which focused on dairy cow productivity (the Dairy business) and was previously reported as part of the Agricultural Productivity segment. This transaction was consummated on Oct. 1, 2008. As a result, financial data for this business has been presented as discontinued operations.
Certain reclassifications of prior year amounts within the operating activities section of the Statements of Consolidated Cash Flows have been made to conform to current year presentation. The company has evaluated the impact and does not consider the reclassifications to be material to the consolidated financial statements.
Unless otherwise indicated, “Monsanto” and “the company” are used interchangeably to refer to Monsanto Company or to Monsanto Company and its consolidated subsidiaries, as appropriate to the context.